Federated Hermes Global Total Return Bond Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	BONDS—52.3%
	AUSTRALIAN DOLLAR—3.0%
	Sovereign—2.0%
940,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$782,970
	State/Provincial—1.0%
520,000	Queensland Treasury Corp., Sr. Unsecd. Note, Series 21, 5.500%, 6/21/2021	406,725
	TOTAL AUSTRALIAN DOLLAR	1,189,695
	BRITISH POUND—5.1%
	Sovereign—5.1%
200,000	United Kingdom, Government of, 2.750%, 9/7/2024	303,469
180,000	United Kingdom, Government of, 3.250%, 1/22/2044	344,580
170,000	United Kingdom, Government of, 4.250%, 12/7/2027	295,111
190,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	378,229
210,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	301,113
300,000	United Kingdom, Government of, Unsecd. Note, 4.000%, 3/7/2022	434,850
	TOTAL BRITISH POUND	2,057,352
	CANADIAN DOLLAR—2.3%
	Sovereign—2.3%
250,000	Canada, Government of, 5.750%, 6/1/2033	288,535
610,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	647,096
	TOTAL CANADIAN DOLLAR	935,631
	CHINESE YUAN RENMINBI—3.5%
	Sovereign—3.5%
9,000,000	China, Government of, Series 1916, 3.120%, 12/5/2026	1,400,743
	DANISH KRONE—0.1%
	Mortgage Banks—0.1%
108,225	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	19,744
	EURO—26.7%
	Banking—4.9%
930,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	1,145,953
630,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.750%, 8/24/2022	794,056
	TOTAL	1,940,009
	Consumer Products—1.3%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	533,212
	Sovereign—20.5%
910,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	1,170,335
740,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	943,592
80,000	France, Government of, 4.250%, 10/25/2023	109,100
280,000	France, Government of, Bond, 4.500%, 4/25/2041	603,756
325,000	France, Government of, O.A.T., 5.500%, 4/25/2029	576,004
400,000	Germany, Government of, 0.250%, 2/15/2027	505,370
90,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	180,942
600,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	773,773
650,000	Italy, Government of, 2.150%, 12/15/2021	800,099

Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
450,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	$712,990
385,000	Netherlands, Government of, 1.750%, 7/15/2023	491,152
480,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	666,716
500,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	671,536
	TOTAL	8,205,365
	TOTAL EURO	10,678,586
	JAPANESE YEN—5.2%
	Sovereign—5.2%
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,192,741
76,500,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	882,647
	TOTAL JAPANESE YEN	2,075,388
	MEXICAN PESO—0.8%
	Sovereign—0.8%
7,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	336,819
	POLISH ZLOTY—0.4%
	Sovereign—0.4%
500,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	144,690
	SOUTH AFRICAN RAND—0.5%
	Sovereign—0.5%
4,400,000	South Africa, Government of, Series R209, 6.250%, 3/31/2036	201,313
	SWEDISH KRONA—0.7%
	Sovereign—0.7%
2,250,000	Sweden, Government of, Series 1059, 1.000%, 11/12/2026	280,947
	U.S. DOLLAR—4.0%
	Banking—1.3%
$500,000	Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	541,967
	Utilities—2.7%
700,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	759,573
250,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	303,653
	TOTAL	1,063,226
	TOTAL U.S. DOLLAR	1,605,193
	TOTAL BONDS (IDENTIFIED COST $19,409,947)	20,926,101
	U.S. TREASURY—9.4%
500,000	United States Treasury Bond, 2.875%, 5/15/2043	574,757
560,000	United States Treasury Bond, 2.875%, 11/15/2046	646,145
650,000	United States Treasury Bond, 4.500%, 2/15/2036	893,705
100,000	United States Treasury Note, 1.500%, 9/30/2024	103,888
650,000	United States Treasury Note, 2.875%, 8/15/2028	729,885
900,000	United States Treasury Note, 0.625%, 8/15/2030	840,730
	TOTAL U.S. TREASURY (IDENTIFIED COST $3,669,849)	3,789,110

Foreign Currency Par Amount, Principal Amount, Contracts or Shares		Value in U.S. Dollars
	PURCHASED CALL OPTIONS—0.1%
	Foreign Currency—0.1%
16,000,000	MXN CALL/JPY PUT, Barclays Bank PLC, Notional Amount $16,000,000, Exercise Price $5.263, Expiration Date 3/29/2021	$4,887
17,000,000	MXN CALL/JPY PUT, Barclays Bank PLC, Notional Amount $17,000,000, Exercise Price $5.289, Expiration Date 7/29/2021	15,061
90,000	EUR CALL/USD PUT, Credit Agricole, Notional Amount $90,000, Exercise Price $1.205, Expiration Date 3/2/2021	345
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $28,718)	20,293
	PURCHASED PUT OPTIONS—0.0%
	Foreign Currency—0.0%
4,788,000	EUR PUT/USD CALL, J.P. Morgan Chase & Co., Notional Amount $4,788,000, Exercise Price $1.197, Expiration Date 3/15/2021	14,107
1,000,000	EUR PUT/PLN CALL, J.P. Morgan Securities LLC, Notional Amount $1,000,000, Exercise Price $4.470, Expiration Date 3/4/2021	337
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $41,613)	14,444
	INVESTMENT COMPANIES—35.0%
682,162	Emerging Markets Core Fund	6,971,694
96,315	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[1]	96,344
704,151	High Yield Bond Core Fund	4,464,319
201,661	Mortgage Core Fund	2,014,591
51,272	Project and Trade Finance Core Fund	452,730
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $13,962,735)	13,999,678
	TOTAL INVESTMENT IN SECURITIES—96.8% (IDENTIFIED COST $37,112,861)	38,749,626
	OTHER ASSETS AND LIABILITIES - NET—3.2%[2]	1,261,740
	TOTAL NET ASSETS—100%	$40,011,366
The average market value of purchased call and put options held by the Fund throughout the period was $30,702. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures
3EURO-BUND	2	EUR 418,431	March 2021	$(3,490)
3JPN 10Y Bond	2	JPY 2,826,024	March 2021	$(18,617)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(22,107)
The average notional value of long futures contracts held by the Fund throughout the period was $2,273,181. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2021, the Fund had the following outstanding written call and put options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
Call Options:
3J.P. Morgan Chase & Co.	USD CALL/MXN PUT	$400,000	5/20/2021	$21.40	$(10,011)
3BNP Paribas	GBP CALL/USD PUT	$29,617	6/9/2021	$1.40	$(575)
Put Options:
[3]Barclays Bank PLC	MXN PUT/JPY CALL	$16,000,000	3/29/2021	$4.93	$(7,498)
[3]Barclays Bank PLC	MXN PUT/JPY CALL	$17,000,000	7/29/2021	$4.75	$(18,859)
(PREMIUMS RECEIVED $36,654)					$(36,943)
The average market value of written call and put options held by the Fund throughout the period was $19,891. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/4/2021	Credit Agricole	$45,000	36,978 EUR	$379
4/15/2021	BNP Paribas	142,680,596 COP	$40,223	$(1,164)
4/15/2021	Credit Agricole	221,476 BRL	$40,403	$(951)
4/15/2021	Credit Agricole	808,996 MXN	$40,137	$(1,667)
4/26/2021	Bank of America	1,000,000 EUR	891,006 GBP	$(33,536)
4/26/2021	Bank of America	673,620,000 KRW	$612,148	$(12,479)
4/26/2021	BNP Paribas	4,200,000,000 IDR	$297,902	$(4,410)
4/26/2021	BNP Paribas	400,000 PEN	$110,141	$(501)
4/26/2021	Citibank	500,000 GBP	$704,175	$(7,374)
4/26/2021	Citibank	$400,000	1,487,465 PLN	$2,869
4/26/2021	Citibank	$400,000	1,502,619 PLN	$(1,177)
4/26/2021	Citibank	$800,000	2,982,975 PLN	$3,591
4/26/2021	Credit Agricole	400,000,000 COP	$111,503	$(2,043)
4/26/2021	Credit Agricole	200,000 EUR	$243,464	$(1,829)
4/26/2021	Credit Agricole	1,000,000 EUR	4,506,672 PLN	$4,958
4/26/2021	Credit Agricole	15,000,000 RUB	$200,906	$(1,027)
4/26/2021	Credit Agricole	4,670,000 THB	$155,875	$(943)
4/26/2021	Credit Agricole	$400,000	7,920,956 MXN	$23,743
4/26/2021	Goldman Sachs	350,000,000 COP	$100,695	$(4,918)
4/26/2021	JPMorgan	1,300,000 EUR	$1,575,282	$(4,659)
4/26/2021	JPMorgan	20,000,000 RUB	$268,664	$(2,159)
4/26/2021	State Street	1,700,000 EUR	2,668,544 AUD	$167
6/11/2021	Bank of America	335,395 MXN	$16,623	$(767)
6/11/2021	Citibank	22,347 AUD	$16,828	$372
6/11/2021	Citibank	21,782 CAD	$16,921	$195
6/11/2021	Citibank	14,912 CHF	$16,891	$(452)
6/11/2021	Citibank	12,719 GBP	$16,935	$793
6/11/2021	Citibank	1,751,408 JPY	$16,961	$(511)
6/11/2021	Credit Agricole	13,878 EUR	$16,966	$(183)
6/11/2021	Credit Agricole	14,003 EUR	$16,984	$(49)
6/11/2021	Credit Agricole	1,236,528 INR	$16,499	$70
6/11/2021	Credit Agricole	1,238,145 INR	$16,454	$136
6/11/2021	Credit Agricole	1,762,399 JPY	$16,954	$(401)
6/11/2021	HSBC	110,587 CNY	$16,765	$218
6/11/2021	HSBC	110,698 CNY	$16,731	$269
6/11/2021	HSBC	338,633 MXN	$16,626	$(617)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
6/11/2021	Morgan Stanley	85,784 BRL	$16,739	$(1,506)
6/11/2021	Morgan Stanley	86,106 BRL	$16,788	$(1,498)
6/11/2021	Morgan Stanley	57,785,653 COP	$16,801	$(1,024)
6/11/2021	Morgan Stanley	58,776,844 COP	$16,862	$(814)
6/11/2021	Morgan Stanley	238,497,919 IDR	$16,636	$(45)
6/11/2021	Morgan Stanley	238,582,463 IDR	$16,617	$(20)
6/11/2021	State Street	22,597 AUD	$16,825	$566
6/11/2021	State Street	21,667 CAD	$16,912	$114
6/11/2021	State Street	14,955 CHF	$16,908	$(420)
6/11/2021	State Street	12,621 GBP	$16,925	$666
12/16/2021	HSBC	11,000,000 CNY	$1,567,554	$99,506
Contracts Sold:
4/26/2021	Bank of America	1,000,000 EUR	882,738 GBP	$22,014
4/26/2021	BNP Paribas	450,000 GBP	12,231,986 MXN	$(46,083)
4/26/2021	Credit Agricole	$1,600,000	5,972,656 PLN	$(5,391)
4/26/2021	JPMorgan	340,000 EUR	537,329 AUD	$2,753
4/26/2021	JPMorgan	$4,080,000	421,866,370 JPY	$(119,530)
4/26/2021	State Street	800,000 AUD	$622,607	$6,923
4/26/2021	State Street	1,360,000 EUR	2,147,314 AUD	$9,470
4/26/2021	State Street	150,000 GBP	259,993 CAD	$(4,725)
10/15/2021	Bank of America	3,097,200 ZAR	$196,441	$(2,465)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(87,566)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $214,828 and $250,547, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and value of Written Options is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Mortgage Core Fund	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2020	$180,674	$452,034	$7,458,232	$1,811,884	$5,081,801	$14,984,625
Purchases at Cost	4,586,381	2,733	932,438	1,416,802	2,343,292	9,281,646
Proceeds from Sales	(4,670,718)	—	(1,400,000)	(1,200,000)	(3,000,000)	(10,270,718)
Change in Unrealized Appreciation/Depreciation	$17	$(2,037)	$(95,608)	$(14,095)	$(57,271)	$(168,994)
Net Realized Gain/(Loss)	$(10)	$—	$76,632	$—	$96,497	$173,119
Value as of 2/28/2021	$96,344	$452,730	$6,971,694	$2,014,591	$4,464,319	$13,999,678
Shares Held as of 2/28/2021	96,315	51,272	682,162	201,661	704,151	1,735,561
Dividend Income	$153	$2,804	$134,866	$17,139	$44,206	$199,168
1
7-day net yield.
2
Assets, other than investments in securities, less liabilities.
3
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$20,926,101	$—	$20,926,101
U.S. Treasury	—	3,789,110	—	3,789,110
Purchased Call Options	—	20,293	—	20,293
Purchased Put Options	—	14,444	—	14,444
Investment Companies[1]	13,546,948	—	—	13,999,678
TOTAL SECURITIES	$13,546,948	$24,749,948	$—	$38,749,626
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Written Call Options	—	—	—	—
Foreign Exchange Contracts	—	179,772	—	179,772
Liabilities
Futures Contracts	(22,107)	—	—	(22,107)
Written Call Options	—	(36,943)	—	(36,943)
Foreign Exchange Contracts	—	(267,338)	—	(267,338)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(22,107)	$(124,509)	$—	$(146,616)
1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $452,730 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
THB	—Thai Baht
USD	—United States Dollar
ZAR	—South African Rand